PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of property plant and equipment
	December 31, 2020	December 31, 2019
Computers – 3 year estimated useful life	$108,622	$96,669
Less – Accumulated Depreciation	(93,117)	(67,787)
Property and Equipment, net	$15,505	$28,882